E*TRADE Premier Money Market Fund
Semi-Annual Report

The E*TRADE Premier Money Market Fund ("Fund") is a non-sweep, money market fund. It seeks to provide investors with a high level of income, while preserving capital and liquidity.

For the semi-annual period ended June 30, 2002 ("reporting period"), the Fund returned .63%. The Fund's 7- Day Yield as of this date was 1.43%. You should remember that past performance is no guarantee of future returns.

Until June 3, 2002 the Fund was operated in a "master/feeder" structure and invested all of its assets in the Money Market Master Portfolio, a series of Master Investment Portfolios, a registered open-end management investment company, advised by Barclays Global Fund Advisors. After that date the Fund was converted to a stand-alone fund, advised by E*TRADE Asset Management, Inc. ("ETAM"). Under ETAM's management, the Fund now seeks to achieve its objective by investing directly in high-quality, short-term investments.

During the first few months of the reporting period, the U.S. economy appeared to be showing signs of recovery. In response, the Federal Reserve Board ("Fed") left interest rates unchanged for the first time in twelve months and shifted its assessment to a risk-neutral stance. As the reporting period unfolded, however, indications of a slower economy emerged. Despite an annualized economic growth rate of approximately 4.3% in the first half of the year, economic outlook was uncertain. Consumer spending, which accounts for roughly two thirds of Gross Domestic Product ("GDP"), appeared to have slowed. Capital spending also weakened. Lower expectations about the economic recovery in turn reduced expectations for a tightening in monetary policy. In the face of continued economic weakness, the Fed left its target federal funds rate steady at 1.75%, the discount rate at 1.25%, and moved the bias to neutral.

Early in the reporting period, following a positive consumer confidence report and a strengthening manufacturing sector, expectations of Fed tightening were priced into the money market yield curve. The Fund purchased one-year securities to capture these aggressive yields, along with one-to-two month securities as a hedge against a strong economic rebound.

The Fund experienced strong performance during the reporting period. Not only did the longer-dated purchases capture yields that would compensate for a then potential rate increase beginning early in the third quarter, it also positioned the Fund to benefit from the maturing cash at a time when the expected probability of a rate hike is greater.

Looking ahead, the combination of financial market unrest, slower economic growth, and stable inflation has pushed the probability of tightening into the future. The probability that the Fed will leave rates unchanged through year-end is increasing, and there is even discussion of the potential for further monetary easing. As opportunities arise, we expect to continue to extend the portfolio while watching for consistent data to signal a true acceleration of economic growth.

An investment in a Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

E*TRADE Premier Money Market Fund
Schedule of Investments
June 30, 2002 (Unaudited)
----------------------------------------------------------------------------------------------------

                                                                    FACE AMOUNT            VALUE
                                                                    -----------       --------------
CERTIFICATES OF DEPOSIT (14.0%)
-------------------------------------------------------
        Bank of Nova Scotia
          2.97%, 03/31/03                                            2,000,000            2,015,308
        Barclays Bank PLC
          1.79%, 09/13/02                                            3,000,000            3,000,000
        Canadian Imperial Bank of Commerce
          2.10%, 12/23/02                                            3,000,000            3,000,998
        Credit Agricole Indosuez SA
          1.85%, 09/30/02                                            3,000,000            3,000,225
        Deutsche Bank AG
          1.80%, 09/04/02                                            3,000,000            3,000,000
        US Bank NA
          1.84%, 09/30/02                                            4,000,000            4,000,201
                                                                                      --------------
TOTAL CERTIFICATES OF DEPOSIT (Cost:  $18,016,732)                                       18,016,732
                                                                                      --------------

                                                                    FACE AMOUNT            VALUE
                                                                    -----------       --------------
COMMERCIAL PAPER (80.5%)
------------------------------------------------------
        AEGON Funding Corp.
          1.95%, 07/01/02                                            3,000,000            2,999,675
        Amstel Funding Corp.
          1.80%, 07/15/02                                            1,920,000            1,918,464
          1.81%, 08/22/02                                            1,725,000            1,720,317
        Amsterdam Funding Corp.
          1.90%, 07/01/02                                            2,491,000            2,490,737
        Atlantis One Funding Corp.
          1.94%, 11/18/02                                            3,000,000            2,977,043
        Barton Capital Corp.
          1.78%, 07/15/02                                            3,000,000            2,997,627
        Black Forest Funding Corp.
          1.80%, 07/01/02                                            2,500,000            2,499,750
          1.91%, 10/02/02                                            1,373,000            1,366,080
        Blue Ridge Asset Funding Corp.
          1.79%, 08/06/02                                            4,000,000            3,992,442
        CDC Commercial Paper Corp.
          1.80%, 08/07/02                                            2,800,000            2,794,540
        Colgate-Palmolive Co.
          1.76%, 08/01/02                                            3,150,000            3,144,918
        Delaware Funding Corp.
          1.78%, 07/09/02                                            4,000,000            3,998,022
        Dexia Delaware LLC
          1.76%, 07/11/02                                            4,000,000            3,997,653

        Falcon Asset Securitization Corp.
          1.79%, 07/09/02                                            3,000,000            2,998,508
        Fortis Funding LLC
          1.83%, 07/05/02                                            2,000,000            1,999,390
          1.95%, 11/26/02                                            2,000,000            1,983,750
        Fountain Square Commercial Funding Corp.
          1.81%, 07/31/02                                            1,409,000            1,406,733
          1.85%, 07/03/02                                            2,000,000            1,999,589
        Gannett Co., Inc.
          1.75%, 07/24/02                                            3,000,000            2,996,354
        General Electric Capital Corp.
          1.90%, 11/12/02                                            3,000,000            2,978,467
        Giro Funding Corp.
          1.79%, 08/06/02                                            3,000,000            2,994,332
        Govco Inc.
          1.79%, 08/01/02                                            3,000,000            2,995,078
        Greyhawk Funding LLC
          1.92%, 11/07/02                                            3,000,000            2,979,040
        Kitty Hawk Funding Corp.
          1.98%, 12/02/02                                            3,000,000            2,974,260
        Mont Blanc Capital Corp.
          1.79%, 07/01/02                                            3,000,000            2,999,702
          1.83%, 07/10/02                                            1,000,000              999,441
          1.90%, 07/01/02                                              602,000              601,936
        Moriarty Ltd.
          1.80%, 09/09/02                                            4,000,000            3,985,600
        Receivables Capital Corp.
          1.93%, 07/01/02                                            2,500,000            2,499,732
        Rio Tinto Ltd.
          1.80%, 07/03/02                                            3,000,000            2,999,400
        Salomon Smith Barney Holdings
          1.76%, 07/12/02                                            4,000,000            3,997,458
        Sheffield Receivables Corp.
          1.80%, 07/02/02                                            2,500,000            2,499,625
        Superior Funding Corp.
          1.81%, 07/05/02                                            1,000,000              999,698
          1.82%, 07/05/02                                            2,000,000            1,999,393
        Svenska Handelsbanken AB Class S
          1.96%, 12/03/02                                            4,000,000            3,965,809
        Swedbank
          1.95%, 11/01/02                                            4,000,000            3,972,917
        Thames Asset Global Securitization No. 1, Inc.
          1.81%, 07/15/02                                            4,000,000            3,996,782
        UBS Finance (Delaware) LLC
          2.00%, 07/01/02                                            3,000,000            2,999,667
                                                                                      --------------
TOTAL COMMERCIAL PAPER (Cost:  $103,719,929)                                            103,719,929
                                                                                      --------------


                                                                    FACE AMOUNT            VALUE
                                                                    -----------       --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (5.5%)
---------------------------------------------
BANKING                                                 (5.5%)
        Federal Farm Credit Bank
          5.15%, 01/07/03                                            1,500,000            1,524,344
        Federal Home Loan Mortgage Corporation
          5.75%, 07/15/03                                            1,500,000            1,553,989
        Federal Home Loan Mortgage Corporation Discount Note
          1.90%, 07/01/02                                              900,000              899,905
        Federal National Mortgage Association
          6.80%, 01/10/03                                            3,000,000            3,076,010
                                                                                      --------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $7,054,248)                           7,054,248
                                                                                      --------------

                                                                    FACE AMOUNT            VALUE
                                                                    -----------       --------------
SHORT-TERM INSTRUMENTS (0.0%)
---------------------------------------------
        Investors Bank & Trust Tri-Party Repurchase Agreement,
        dated 06/28/02, due 07/01/02, with a maturity value of
        54,947 and an effective yield of 1.25%.                         54,941               54,941
                                                                                      --------------
TOTAL SHORT-TERM INSTRUMENTS (Cost: $54,941)                                                 54,941
                                                                                      --------------

TOTAL INVESTMENTS (Cost: $128,845,850)                (100.0%)                          128,845,850
LIABILITIES IN EXCESS OF OTHER ASSETS                   (0.0%)                              (48,521)
                                                                                      --------------
NET ASSETS                                            (100.0%)                         $128,797,329
                                                                                      ==============

   The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)
----------------------------------------------------------------------------------------------

ASSETS

Investments at-value (cost:  $128,845,850) (Note 1)                            $   128,845,850
Due from E*TRADE Asset Management, Inc. (Note 2)                                        28,985
Interest receivable                                                                    225,765
                                                                               ----------------
       TOTAL ASSETS                                                                129,100,600
                                                                               ----------------
LIABILITIES
Accrued administration fee (Note 2)                                                     14,556
Distributions to shareholders                                                          136,776
Accrued accounting, custody and transfer agent fees                                     23,244
Due to Trustees                                                                          3,711
Accrued expenses                                                                       124,984
                                                                               ----------------
       TOTAL LIABILITIES                                                               303,271
                                                                               ----------------
TOTAL NET ASSETS                                                               $   128,797,329
                                                                               ================
NET ASSETS CONSIST OF:
Paid-in capital                                                                    128,791,972
Net realized gain on investments                                                         5,357
                                                                               ================
TOTAL NET ASSETS                                                               $   128,797,329
                                                                               ================
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)                          128,791,972
                                                                               ================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                 $          1.00
                                                                               ================

   The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2002 (Unaudited)
-----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME:
       Interest                                                                $     1,264,545
                                                                               ----------------
               TOTAL INVESTMENT INCOME                                               1,264,545
                                                                               ----------------
EXPENSES (NOTE 2):
       Advisory fee                                                                     76,255
       Administration fee                                                               68,070
       Shareholder servicing fees                                                      126,853
       Legal services                                                                   68,662
       Audit services                                                                    8,608
       Custodian fee                                                                    26,408
       Transfer and dividend disbursing agent                                           26,058
       Registration fees                                                                28,935
       Trustee fees                                                                     45,721
       Miscellaneous                                                                    16,898

                                                                               ----------------
       TOTAL EXPENSES BEFORE WAIVER                                                    492,468
Waived fees and reimbursed expenses (Note 2)                                          (207,038)
                                                                               ----------------
       NET EXPENSES                                                                    285,430
                                                                               ----------------
NET INVESTMENT INCOME                                                                  979,115
                                                                               ----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
       Net realized gain on sale of investments                                            338
                                                                               ----------------
               NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                             338
                                                                               ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $       979,453
                                                                               ================

   The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

                                                                             For the Six Months Ended
                                                                                   June 30, 2002          For the, Year Ended
                                                                                    (Unaudited)            December 31, 2001
                                                                             -------------------------    -------------------
NET DECREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                              $       979,115         $      6,964,062
Net realized gain on sale of investments                                                       338                    5,019
                                                                                  -----------------       ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       979,453                6,969,081
                                                                                  -----------------       ------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                  (979,115)              (6,964,062)
                                                                                  -----------------       ------------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                       116,996,921              424,569,414
Value of shares issued in reinvestment of dividends and distributions                      805,319                6,170,492
Cost of shares redeemed                                                               (137,013,518)             450,627,566)
                                                                                  -----------------       ------------------
NET DECREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
COMMON STOCK                                                                           (19,211,278)             (19,887,660)
                                                                                  -----------------       ------------------
NET DECREASE IN NET ASSETS                                                             (19,210,940)             (19,882,641)
NET ASSETS:
Beginning of period                                                                    148,008,269              167,890,910
                                                                                  -----------------       ------------------
END OF OF PERIOD                                                                   $   128,797,329         $    148,008,269
                                                                                  =================       ==================
SHARE TRANSACTIONS:
Number of shares sold                                                                  116,996,921              424,569,414
Number of shares reinvested                                                                805,319                6,170,492
Number of shares redeemed                                                             (137,013,518)            (450,627,566)
                                                                                  -----------------       ------------------
NET DECREASE IN SHARES OUTSTANDING                                                     (19,211,278)             (19,887,660)
                                                                                  =================       ==================

   The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Period from
                                                                      Six                                        April 7, 2000
                                                                 Months Ended                                    (commencement
                                                                 June 30, 2002          Year Ended           of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                           (Unaudited) 7      December 31, 2001 7       December 31, 2000 7
                                                                ---------------     -------------------      ----------------------

NET ASSET VALUE, BEGINNING OF PERIOD                              $      1.00            $     1.00              $      1.00
                                                                 -------------         -------------            -------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                               0.01                  0.04                     0.05
     Net realized and unrealized gain on investments                     0.00 6                0.00 6                     --
                                                                 -------------         -------------            -------------
     TOTAL INCOME FROM INVESTMENT OPERATIONS                             0.01                  0.04                     0.05
                                                                 -------------         -------------            -------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income                           (0.01)                (0.04)                   (0.05)

                                                                 -------------         -------------            -------------


NET ASSET VALUE, END OF PERIOD                                    $      1.00           $      1.00              $      1.00
                                                                 =============         =============            =============

TOTAL RETURN                                                             0.63% 8               3.91%                    4.64% 3
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)                     $   128,797           $   148,008              $   167,891
     Ratio of expenses to average net assets               1             0.45% 4               0.43%                    0.42% 4 5
     Ratio of net investment income to average net assets  2             1.55% 4               4.00%                    6.19% 4

  1  The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2002 (annualized) and the year ended December 31, 2001 were 0.78% and 0.47%, respectively.
  2  The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2002 (annualized) and the year ended
     December 31, 2001 were 1.22% and 3.96%, respectively.
  3  For the period April 7, 2000 (commencement of operations) through December 31, 2000 and not indicative of a full year's operating results.
  4  Annualized.
  5  The Investment Advisor has voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period April 7, 2000 (commencement of operations) through May 9, 2000.
     Even if such action had been taken, total annualized operating expenses as a perecntage of average net assets would have remained unchanged at 0.42% for the period from April 7, 2000
     (commencement of operations) through December 31, 2000.
  6  Rounds to less than $0.01.
  7  Per share amoutns and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Money Market Master Portfolio.
  8  Not annualized.

   The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Premier Money Market Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2002 the Trust consisted of seven active series: the E*TRADE Bond Fund (formerly the E*TRADE Bond Index Fund), the E*TRADE Financial Sector Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Premier Money Market Fund.

For the period from April 7, 2000 through June 2, 2002, the Fund invested substantially all of its investable assets in the Money Market Master Portfolio ("Master Portfolio"). The Master Portfolio had investment objectives, policies and limitations substantially identical to those of the Fund. Effective June 3, 2002, the Fund began investing directly in securities. Therefore, the financial statements and financial highlights of the Fund and Master Portfolio have been presented on a combined basis.

The Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its objective by investing in high-quality, short-term investments. For the period from April 7, 2000 through June 2, 2002, the Fund sought to achieve its investment objective by investing in the Master Portfolio, which, in turn, invested in high-quality, short-term investments.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

SECURITY VALUATION

The Fund values its portfolio instruments using the amortized cost method of valuation. The amortized cost method involves valuing a security at its costs and amortizing any discount or premium over the period until maturity, generally without regard to the impact of fluctuating interest rates on the market value of the security. The Fund's Board of Trustees believes this valuation method accurately reflects fair value. The amortized cost method of valuation seeks to maintain a stable NAV per share of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared daily and paid monthly. Distributions to shareholders from any net realized capital gains, if any, are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2002.


2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, ETAM is paid by the Fund at an annual rate of 0.12% of the Fund's average daily net assets. For the period from April 7, 2000 through June 2, 2002, ETAM was paid an annual rate of 0.02% of the Fund's average daily net assets for its service as investment advisor to the Fund, provided that such fee was reduced by an amount equal to the advisory fee paid to BGFA by the Master Portfolio (and indirectly by the Fund as a shareholder of the Master Portfolio) with respect to the Fund's assets invested in the Master Portfolio. Under the Investment Advisory Agreement, 0.10% of the Fund's average daily net assets was paid to BGFA and 0.02% of the average daily net assets was paid to ETAM, as the investment advior to the Fund.

For the period April 7, 2000 through June 2, 2002, the Fund recorded daily its proportionate share of the Master Portfolio's advisory fee described above, certain other fees paid by the Master Portfolio, such as accounting, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

ETAM  also  provides  administrative  services  to  the  Fund,  pursuant  to  an administrative services agreement ("Administrative Agreement"). Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM an administrative services fee equal to 0.15% of the Fund's average daily net assets. Prior to June 3, 2002, ETAM was paid an administrative service fee equal to 0.10% of average daily net assets.

ETAM also acts as shareholder servicing agent to the Fund under a Shareholder Servicing Agreement with the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services; delivery of prospectuses, reports and proxy statements; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.20% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, LLC (formerly E*TRADE Securities, Inc.), a wholly owned subsidiary of E*TRADE Group, the Trust's principal underwriter, for shareholder services provided by such affiliate to the Fund.

In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least April 30, 2003. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.45% of the Fund's daily net assets. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and
(ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

The amount "Due from E*TRADE Asset Management Inc." listed on the Fund's Statement of Assets and Liabilities, reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least April 30, 2003. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.45%.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, LLC also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the period ended June 30, 2002.

3.  REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's Investment Advisor monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The repurchase agreement held by the Fund at June 30, 2002 was fully collateralized by U.S. Government obligations with a rate of 2.61%, a maturity date of 10/15/23 and an aggregate market value of $58,319.